Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Temporary equity, shares authorized	100,000,000	100,000,000	100,000,000
Temporary equity, shares outstanding	31,625,000	31,625,000	0
Temporary equity, Shares issued	31,625,000	31,625,000	0
Temporary equity, redemption price per share	$ 10.33	$ 10.25	$ 0
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	7,906,250	7,906,250	7,906,250
Common stock, shares outstanding	7,906,250	7,906,250	7,906,250